First time adoption of IFRS (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 09, 2017	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Exploration		$ 175	$ 332
General and administrative		1,145	1,656
Share-based compensation		506	678
Restructuring costs		200	175
Depreciation		22	20
Other		(13)	192
Operating loss		(1,835)	(2,878)
Foreign exchange gain		(287)	380
Interest income		111	116
Interest expense		(307)	(287)
Loss on the Arrangement		0	33,627
Loss from equity investee		(175)	(215)
Loss before income taxes		(5,198)	(36,511)
Income tax recovery		0	(72)
Net loss from continuing operations		(5,198)	(36,439)
Discontinued operations
Net loss from discontinued operations		0	(176)
Net loss for the year		(5,198)	(36,615)
Other comprehensive (income) loss
Foreign currency translation	$ 800	3,372	(1,684)
Total net loss and comprehensive loss		$ (1,826)	$ (38,299)
Net loss per common share
Basic and fully diluted – continuing operations		$ (0.03)	$ (0.21)
Basic and fully diluted – discontinued operations		$ 0.00	$ 0.00
Weight average number of common shares outstanding		174,344,000	172,259,000
Previous GAAP [member]
Operating expenses
Exploration			$ 332
General and administrative			1,656
Share-based compensation			678
Restructuring costs			211
Depreciation			20
Other			192
Operating loss			3,089
Foreign exchange gain			(380)
Interest income			(116)
Interest expense			287
Loss on the Arrangement			0
Loss from equity investee			215
Loss before income taxes			3,095
Income tax recovery			(72)
Net loss from continuing operations			3,023
Discontinued operations
Net loss from discontinued operations			176
Net loss for the year			3,199
Other comprehensive (income) loss
Foreign currency translation			2,481
Total net loss and comprehensive loss			$ 5,680
Net loss per common share
Basic and fully diluted – continuing operations			$ (0.02)
Basic and fully diluted – discontinued operations			$ 0.00
Weight average number of common shares outstanding			172,259
Effect of transition to IFRS [member]
Operating expenses
Exploration			$ 0
General and administrative			0
Share-based compensation			0
Restructuring costs			(211)
Other			0
Operating loss			(211)
Foreign exchange gain			0
Interest income			0
Interest expense			0
Loss on the Arrangement			33,627
Loss from equity investee			0
Loss before income taxes			33,416
Income tax recovery			0
Net loss from continuing operations			33,416
Discontinued operations
Net loss from discontinued operations			0
Net loss for the year			33,416
Other comprehensive (income) loss
Foreign currency translation			(797)
Total net loss and comprehensive loss			$ 32,619
Net loss per common share
Basic and fully diluted – continuing operations			$ (0.19)
Basic and fully diluted – discontinued operations			$ 0
Weight average number of common shares outstanding			0
Amount Restated Under IFRS [Member]
Operating expenses
Exploration			$ 332
General and administrative			1,656
Share-based compensation			678
Restructuring costs			0
Depreciation			20
Other			192
Operating loss			2,878
Foreign exchange gain			(380)
Interest income			(116)
Interest expense			287
Loss on the Arrangement			33,627
Loss from equity investee			215
Loss before income taxes			36,511
Income tax recovery			(72)
Net loss from continuing operations			36,439
Discontinued operations
Net loss from discontinued operations			176
Net loss for the year			36,615
Other comprehensive (income) loss
Foreign currency translation			1,684
Total net loss and comprehensive loss			$ 38,299
Net loss per common share
Basic and fully diluted – continuing operations			$ (0.21)
Basic and fully diluted – discontinued operations			$ 0.00
Weight average number of common shares outstanding			172,259